UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04443

Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	March 31

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 3.0%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$270,087
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	562,271
235	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	246,104
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	58,625
		$1,137,087
General Obligations — 3.9%
$400	California, 5.25%, 2/1/14	$424,964
1,000	California, 5.25%, 11/1/16	1,054,560
		$1,479,524
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$96,675
		$96,675
Hospital — 6.7%
$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$498,270
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	515,990
1,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	1,004,690
200	San Benito Health Care District, 5.375%, 10/1/12	201,258
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	309,657
		$2,529,865
Housing — 3.2%
$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$487,475
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	722,355
		$1,209,830
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$189,100
		$189,100
Insured-Education — 4.6%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$346,299
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	511,915
1,000	Santa Monica Community College District, (FGIC), 0.00%, 8/1/12	853,420
		$1,711,634
Insured-Electric Utilities — 5.7%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	$1,096,190
500	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	512,465
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	536,790
		$2,145,445
Insured-Escrowed/Prerefunded — 0.6%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$229,444
		$229,444

1

Insured-General Obligations — 20.6%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$418,124
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	851,030
1,200	Coachella Valley Unified School District, (2005 Election), (FSA), 5.00%, 8/1/27	1,242,480
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	785,430
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	801,048
1,000	Los Angeles Unified School District, (FSA), 5.00%, 7/1/20	1,055,980
750	Oakland Unified School District, Alameda County, (FGIC), 5.00%, 8/1/22	745,470
500	Puerto Rico, (AGC), 5.00%, 7/1/16	528,690
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	666,050
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	657,878
		$7,752,180
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$418,416
		$418,416
Insured-Lease Revenue/Certificates of Participation — 6.2%
$1,750	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,017,205
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	797,213
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	528,205
		$2,342,623
Insured-Other Revenue — 2.5%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$943,530
		$943,530
Insured-Public Power/Electric Utilities — 2.7%
$1,000	Los Angeles Department of Water and Power, Waterworks Revenue, (AMBAC), 5.00%, 7/1/35	$1,002,610
		$1,002,610
Insured-Special Tax Revenue — 5.7%
$1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$1,056,590
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,098,080
		$2,154,670
Insured-Transportation — 10.3%
$1,500	Port of Oakland, (MBIA), (AMT), 5.00%, 11/1/21	$1,431,705
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	545,375
1,000	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	867,590
1,000	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	1,021,120
		$3,865,790
Insured-Water and Sewer — 4.0%
$1,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	$1,005,770
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	506,395
		$1,512,165
Lease Revenue/Certificates of Participation — 2.9%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,078,730
		$1,078,730
Senior Living/Life Care — 2.4%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$251,173
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	638,885
		$890,058
Solid Waste — 0.9%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$348,712
		$348,712

2

Special Tax Revenue — 6.6%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,375
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	185,131
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,222
100	Eastern Municipal Water District, 4.80%, 9/1/20	92,593
75	Eastern Municipal Water District, 4.85%, 9/1/21	69,191
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	207,390
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	38,965
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	77,154
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	403,330
145	Santa Margarita Water District, 6.10%, 9/1/14	150,078
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,380
100	Temecula Valley Unified School District, 4.75%, 9/1/21	91,929
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	203,560
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	253,005
		$2,474,303
Transportation — 3.5%
$1,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$1,014,040
290	Port Redwood City, (AMT), 5.40%, 6/1/19	291,148
		$1,305,188
Water and Sewer — 1.4%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$505,045
		$505,045
Total Tax-Exempt Investments — 99.3% (identified cost $37,242,469)		$37,322,624
Other Assets, Less Liabilities — 0.7%		$267,515
Net Assets— 100.0%		$37,590,139

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 21.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	68 U.S. Treasury Bond	Short	$(7,666,400)	$(7,860,375)	$(193,975)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,211,616
Gross unrealized appreciation	$704,455
Gross unrealized depreciation	(593,447)
Net unrealized appreciation	$111,008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(193,975)
Level 2	Other Significant Observable Inputs	37,322,624	—
Level 3	Significant Unobservable Inputs	—	—
Total		$37,322,624	$(193,975)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Eaton Vance AMT-Free Limited Maturity Municipals Fund (1)	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.8%
$1,000	Indiana University, IN, 5.00%, 8/1/20	$1,060,460
		$1,060,460
Electric Utilities — 2.7%
$1,000	Chesterfield County, VA, Industrial Development Authority, (Virginia Electric and Power), 5.50%, 10/1/09	$1,007,150
		$1,007,150
Escrowed/Prerefunded — 0.7%
$250	Lee County, FL, Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.75%, 11/15/14	$263,812
		$263,812
General Obligations — 5.7%
$1,000	Houston, TX, Independent School District, (PSF), 5.00%, 2/15/20	$1,049,880
1,000	Washington State, 5.00%, 1/1/20	1,058,130
		$2,108,010
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$96,675
		$96,675
Hospital — 10.3%
$1,000	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$1,033,350
1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	996,540
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	989,040
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	290,221
500	West Orange, FL, Healthcare District, 5.50%, 2/1/10	516,455
		$3,825,606
Housing — 1.5%
$620	Capital Trust Agency, FL, (Atlantic Housing Foundation), 4.50%, 7/1/15	$577,022
		$577,022
Insured-Electric Utilities — 12.4%
$2,000	Escambia County, FL, Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,478,540
1,000	North Carolina Eastern Municipal Power Agency, (AGC), 5.25%, 1/1/19	1,058,270
1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	1,033,620
1,000	South Carolina Public Service Authority, (FSA), 5.00%, 1/1/20	1,053,050
		$4,623,480
Insured-General Obligations — 19.4%
$1,000	Du Page County, IL, Community Unit School District No. 200 Wheaton, (FSA), 5.00%, 10/1/20	$1,056,800
1,000	Los Angeles, CA, Unified School District, (FSA), 5.00%, 7/1/20	1,055,980
750	Miami-Dade County, FL, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	786,802
825	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/20	859,246
1,000	Puerto Rico, (AGC), 5.00%, 7/1/16	1,057,380
1,675	Three Rivers, MI, Community Schools, (FSA), 5.00%, 5/1/23 (2)	1,746,288
620	Wilmington, DE, (FSA), 5.00%, 12/1/21	659,389
		$7,221,885

1

Insured-Hospital — 4.3%
$1,000	Saint Petersburg, FL, Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	$1,062,740
500	Sarasota County, FL, Public Hospital, (MBIA), 5.25%, 7/1/18	530,350
		$1,593,090
Insured-Other Revenue — 2.7%
$500	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	$485,820
500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	510,805
		$996,625
Insured-Special Tax Revenue — 9.0%
$1,755	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	$1,762,722
1,000	Mesa, AZ, Street and Highway Revenue, (FSA), 5.00%, 7/1/20	1,071,400
500	Tamarac, FL, Sales Tax, (FGIC), 5.00%, 4/1/18	511,890
		$3,346,012
Insured-Transportation — 4.1%
$1,460	Port Tacoma, WA, (FSA), 5.00%, 12/1/23	$1,522,590
		$1,522,590
Insured-Water and Sewer — 6.4%
$750	Hillsborough County, FL, Capacity Assessment, (FSA), 5.125%, 3/1/20	$777,952
1,000	Sunrise Utilities Systems, FL, (AMBAC), 5.50%, 10/1/18	1,070,050
500	Tallahassee, FL, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	546,970
		$2,394,972
Nursing Home — 0.6%
$235	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$238,913
		$238,913
Other Revenue — 2.4%
$975	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$884,520
		$884,520
Senior Living/Life Care — 1.4%
$595	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$529,431
		$529,431
Special Tax Revenue — 7.4%
$450	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$439,128
325	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	310,872
85	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	84,675
165	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	159,166
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	214,332
130	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	127,776
5	Gateway Services, FL, Community Development District, (Stoneybrook), 5.50%, 7/1/08	5,000
45	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 5.25%, 11/1/08	44,978
60	Longleaf, FL, Community Development District, 6.20%, 5/1/09	59,861
170	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	153,551
145	North Springs, FL, Improvement District, (Heron Bay), 5.00%, 5/1/14	126,083
295	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	295,319
100	Poinciana West, FL, Community Development District, 5.875%, 5/1/22	89,347
100	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	94,044
125	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	123,605
600	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11 (3)	421,428
		$2,749,165

2

Transportation — 4.2%
$500	Montana State Department of Transportation, 5.00%, 6/1/22	$525,530
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,031,380
		$1,556,910
Utilities — 1.1%
$405	Orlando, FL, Utilities Commission Water and Electric, 5.25%, 10/1/20	$424,910
		$424,910
Total Tax-Exempt Investments — 99.4% (identified cost $37,442,924)		$37,021,238
Other Assets, Less Liabilities — 0.6%		$219,453
Net Assets — 100.0%		$37,240,691

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PSF	—	Permanent School Fund

At June 30, 2008, the concerntration of the Fund’s investment in various states, determined as a percentage of net assets, is as follows:

Florida	41.2%
Others, representing less than 10% individually	58.2%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 58.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.9% to 24.2% of total investments.

(1)	Effective June 1, 2008, the Fund’s name changed from Eaton Vance Florida Plus Limited Maturity Municipals Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security is in default with respect to scheduled principal payment.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	40 U.S. Treasury Bond	Short	$(4,553,154)	$(4,623,750)	$(70,596)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,407,030
Gross unrealized appreciation	$307,256
Gross unrealized depreciation	(693,048)
Net unrealized depreciation	$(385,792)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(70,596)
Level 2	Other Significant Observable Inputs	37,021,238	—
Level 3	Significant Unobservable Inputs	—	—
Total		$37,021,238	$(70,596)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Eaton Vance Massachusetts Limited Maturity Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 14.7%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,058,150
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	402,136
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,091,890
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,070,130
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,032,740
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,120,350
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,860,330
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	834,832
750	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	758,565
		$9,229,123
Electric Utilities — 0.8%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$517,515
		$517,515
Escrowed/Prerefunded — 12.3%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,050,940
580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	612,132
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	360,857
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.15%, 9/1/13	507,415
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	514,675
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,256,904
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,248,848
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	733,836
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	414,076
		$7,699,683
General Obligations — 8.7%
$500	Burlington, 5.00%, 2/1/15	$541,465
500	Burlington, 5.00%, 2/1/16	544,120
750	Falmouth, 5.25%, 2/1/16	799,057
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,074,550
1,100	Wellesley, 5.00%, 6/1/16	1,204,071
1,150	Wellesley, 5.00%, 6/1/17	1,259,089
		$5,422,352
Health Care-Miscellaneous — 0.7%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$149,927
75	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	74,921
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	99,237
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	96,675
		$420,760

1

Hospital — 8.0%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$629,658
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	902,913
345	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	345,469
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,034,030
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	256,980
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	784,290
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,046,460
		$4,999,800
Industrial Development Revenue — 2.7%
$1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90%, 12/1/29	$1,037,510
745	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	633,995
		$1,671,505
Insured-Education — 4.7%
$1,785	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$1,883,246
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13 (1)	1,079,050
		$2,962,296
Insured-Electric Utilities — 6.8%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,059,850
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,047,340
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,147,160
		$4,254,350
Insured-Escrowed/Prerefunded — 6.5%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,060,080
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,068,660
1,225	Massachusetts Port Authority, (FSA), Prerefunded to 7/1/09, 5.125%, 7/1/17	1,277,896
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	685,032
		$4,091,668
Insured-General Obligations — 7.4%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,690,890
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	820,927
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,061,330
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,086,300
		$4,659,447
Insured-Hospital — 1.6%
$1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (MBIA), 5.25%, 7/1/21	$1,020,670
		$1,020,670
Insured-Pooled Loans — 2.2%
$1,545	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$1,353,791
		$1,353,791
Insured-Solid Waste — 3.4%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/13	$1,066,730
1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/16	1,059,340
		$2,126,070
Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,786,384
		$1,786,384

2

Insured-Transportation — 3.3%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$481,760
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,053,330
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	545,375
		$2,080,465
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,051,180
		$1,051,180
Senior Living/Life Care — 2.3%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$598,536
600	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	539,526
300	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	275,643
		$1,413,705
Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,001,810
		$1,001,810
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,100,700
500	Massachusetts Special Obligations, 5.00%, 6/1/14	536,040
		$1,636,740
Transportation — 4.0%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,033,400
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,498,000
		$2,531,400
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$529,080
		$529,080
Total Tax-Exempt Investments — 99.7% (identified cost $61,488,142)		$62,459,794
Other Assets, Less Liabilities — 0.3%		$216,129
Net Assets— 100.0%		$62,675,923

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 18.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/08	78 U.S. Treasury Bond	Short	$(8,825,878)	$(9,016,313)	$(190,435)
9/08	41 U.S. Treasury Note	Short	(4,684,426)	(4,670,797)	13,629
					$(176,806)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,379,767
Gross unrealized appreciation	$1,713,123
Gross unrealized depreciation	(633,096)
Net unrealized appreciation	$1,080,027

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(176,806)
Level 2	Other Significant Observable Inputs	62,459,794	—
Level 3	Significant Unobservable Inputs	—	—
Total		$62,459,794	$(176,806)

*Other financial instruments are futures not reflected in the Portfolio of Investments,  which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Eaton Vance National Limited Maturity Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.8%
$1,620	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,648,091
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	989,600
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	637,888
2,065	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,020,004
		$5,295,583
Education — 2.1%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,008,940
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	415,829
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	232,402
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,095,627
6,000	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 11/15/23	6,324,840
1,700	University of Illinois, 0.00%, 4/1/15	1,274,235
1,000	University of Illinois, 0.00%, 4/1/16	710,100
		$14,061,973
Electric Utilities — 4.1%
$6,500	Chesterfield County, VA, Industrial Development Authority, (Virginia Electric and Power Co.), 5.50%, 10/1/09	$6,546,475
3,000	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	2,964,630
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,574,800
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,051,403
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,052,660
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), Variable Rate, 5.25% until 3/1/13, 11/1/37	6,430,450
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,284,000
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,000,250
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,576,975
		$27,481,643
Escrowed/Prerefunded — 4.6%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,620,525
125	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	126,282
3,345	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,345,870
320	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	339,350
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,212,640
125	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	131,006
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,165,360

$1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	$1,306,704
465	New York City, NY, Prerefunded to 12/1/11, 5.625%, 12/1/13	504,232
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,196,494
455	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	478,037
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,174,580
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,160,480
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	10,973,900
125	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	128,105
470	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	501,706
		$30,365,271
General Obligations — 10.6%
$15,000	California, 5.00%, 8/1/19	$15,633,900
6,500	Klein, TX, Independent School District, 3.75%, 8/1/21	5,993,650
10,000	Maryland, 5.00%, 3/15/21	10,615,300
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	10,843,200
10,000	Minnesota, 5.00%, 11/1/22	10,535,600
5,000	New York City, NY, 5.00%, 8/1/19	5,235,700
1,035	New York City, NY, 5.625%, 12/1/13	1,099,336
10,000	Wake County, NC, 5.00%, 2/1/16	10,904,500
		$70,861,186
Health Care-Miscellaneous — 0.3%
$700	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$694,659
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	1,160,100
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36 (1)	340,436
		$2,195,195
Hospital — 7.6%
$2,000	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$2,066,700
6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	6,477,510
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	565,361
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,722,900
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,554,325
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,273,912
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,950,546
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	2,912,766
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,027,110
7,470	Michigan Hospital Finance Authority, (Ascension Health), 5.00%, 11/1/12 (2)	7,820,642
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,015,480
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,061,880
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,801,765
2,085	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,991,571
500	Quincy, IL, Hospital Revenue, 5.00%, 11/15/08	503,685
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,723,714
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,101,600
6,785	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/15	7,083,201
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	959,410

$1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	$1,024,180
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,016,020
		$50,654,278
Housing — 0.6%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,407,850
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	608,520
645	Sandoval County, NM, Multifamily, 6.00%, 5/1/32 (1)	603,526
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06 (3)	91,271
		$3,711,167
Industrial Development Revenue — 10.5%
$415	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$432,090
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	811,500
3,000	De Soto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,703,570
1,625	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,032,769
1,195	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	818,216
3,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	3,396,838
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	1,941,800
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,599,079
10,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,651,200
1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90%, 12/1/29	1,037,510
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	952,960
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,073,982
1,430	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,402,158
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,176,538
3,000	New York City, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	2,752,260
2,750	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,867,755
5,000	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,224,750
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,713,267
6,000	Port Longview, WA, Industrial Development Corp., Solid Waste Disposal, (Weyerhaeuser Co.), (AMT), 6.875%, 10/1/08	6,040,080
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,152,718
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,889,862
7,605	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,471,855
		$70,142,757
Insured-Education — 1.2%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,172,238
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,509,264
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	329,830
		$8,011,332
Insured-Electric Utilities — 3.0%
$750	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$768,698
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (4)	2,002,500

$8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00%, 12/1/34	$7,960,640
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), 5.25%, 2/1/16	3,162,060
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19	4,911,312
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	403,396
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,033,610
		$20,242,216
Insured-Escrowed/Prerefunded — 2.2%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$429,747
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,058,260
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,243,090
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,162,060
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,081,030
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,405,150
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	1,510,418
		$14,889,755
Insured-General Obligations — 8.7%
$2,565	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	$2,753,656
8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	4,356,560
1,000	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/16	1,087,780
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,120,730
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,433,400
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,129,356
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,254,254
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,572,550
10,000	Miami, FL, (MBIA), (Homeland Defense), 5.00%, 1/1/19	10,429,000
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	5,878,697
5,000	Puerto Rico, (AGC), 5.00%, 7/1/16	5,286,900
2,450	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,500,225
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	718,220
10,000	Washington State, (AMBAC), 0.00%, 12/1/22	4,885,400
4,275	West Virginia, (FGIC), 0.00%, 11/1/21	2,206,028
1,800	Wilmington, DE, (FSA), 5.00%, 12/1/22	1,906,416
1,230	Wilmington, DE, (FSA), 5.00%, 12/1/23	1,297,429
		$57,816,601
Insured-Hospital — 1.7%
$1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/11	$1,034,960
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/12	1,040,920
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/13	1,045,670
500	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/14	524,195
3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	3,651,660
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,828,289
		$11,125,694
Insured-Lease Revenue/Certificates of Participation — 0.6%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25%, 7/1/32	$2,101,700
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,836,954
		$3,938,654

Insured-Other Revenue — 2.7%
$10,800	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (MBIA), 5.00%, 3/1/13	$11,174,760
5,000	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	4,858,200
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,004,680
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,046,150
		$18,083,790
Insured-Pooled Loans — 2.7%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,192,600
14,205	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	12,446,989
		$17,639,589
Insured-Special Tax Revenue — 4.6%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,082,140
7,020	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	6,846,466
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	970,140
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	11,096,000
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,782,188
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,582,450
		$30,359,384
Insured-Transportation — 6.2%
$2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,327,612
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,026,150
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,025,560
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13 (4)	2,055,920
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,408,800
8,125	Miami-Dade County, FL, Aviation, (MBIA), (AMT), 5.25%, 10/1/15	8,188,619
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,016,940
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,037,980
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,477,161
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,462,750
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,097,520
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,037,230
10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	10,214,500
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,032,320
		$41,409,062
Insured-Water and Sewer — 0.4%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,594,871
		$2,594,871
Lease Revenue/Certificates of Participation — 3.6%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,096,735
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,695,722
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,275,459
2,020	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,029,575
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,749,361
1,855	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,821,313
		$23,668,165
Nursing Home — 0.4%
$2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,375,087
		$2,375,087
Other Revenue — 4.4%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$989,710
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (1)	893,836
4,535	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	4,114,152
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,239,923

$600	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11 (1)	$605,160
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37 (1)	4,260,105
5,175	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,698,279
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	233,390
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	670,467
5,000	Seminole Tribe of Florida, 5.75%, 10/1/22 (1)	4,916,500
1,700	Silicon Valley, CA, Tobacco Securitization Authority, 0.00%, 6/1/36	195,432
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,404,375
1,830	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11 (1)	1,758,740
370	Willacy County, TX, Local Government Corp. , 6.00%, 9/1/10	367,358
		$29,347,427
Pooled Loans — 0.3%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,307,306
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	806,132
		$2,113,438
Senior Living/Life Care — 1.2%
$745	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$739,115
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/06 (5)	1,057,706
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	953,560
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	468,175
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	195,546
1,350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,279,611
1,150	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	1,034,092
700	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	643,167
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	739,118
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42	444,900
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	427,855
		$7,982,845
Solid Waste — 1.0%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,007,240
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	2,962,170
		$6,969,410
Special Tax Revenue — 4.2%
$965	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$941,686
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	239,888
1,251	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	1,100,242
275	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	263,046
260	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	259,007
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	993,500
585	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	564,314
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,821,825
685	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	673,280
3,795	Florida State Department Transportation, 5.00%, 7/1/12	4,010,252
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	251,150
5	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	5,000
225	Heritage Harbor South, FL, Community Development District, Capital Improvements, 5.25%, 11/1/08	224,888
2,500	Highlands County, FL, Health Facility, 5.125%, 11/15/22	2,486,025
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	44,896
3,750	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	3,836,400
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	2,980,860
1,130	New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13	1,020,661
860	North Springs, FL, Improvements District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	747,804

$375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	$366,049
1,425	Poinciana, FL, West Community Development District, 5.875%, 5/1/22	1,273,195
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,316,616
375	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	370,815
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11 (6)	2,388,092
125	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	127,200
		$28,306,691
Transportation — 6.3%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$1,012,685
3,510	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,939,309
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,575,000
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	10,707,100
5,000	Metropolitan Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,127,600
2,885	Montana Department of Transportation, 5.00%, 6/1/22	3,032,308
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,328,500
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,072,070
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,228,300
		$42,022,872
Water and Sewer — 3.6%
$5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18	$5,382,350
11,980	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	12,850,227
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,644,850
		$23,877,427
Total Tax-Exempt Investments — 100.2% (identified cost $679,514,583)		$667,543,363

Short-Term Investments — 0.6%

Principal Amount (000’s omitted)	Description	Value
$4,205	Massachusetts Development Finance Agency, (Brooks School), (MBIA), (SPA: Fleet National Bank) Variable Rate, 6.25%, 7/1/29 (7)	$4,205,000
Total Short-Term Investments (identified cost $4,205,000)		$4,205,000
Total Investments 100.8% (identified cost $683,719,583)		$671,748,363
Other Assets, Less Liabilities — (0.8)%		$(5,035,625)
Net Assets — 100.0%		$666,712,738

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue
SPA	—	Standby Bond Purchase Agreement
SUNY	—	State University of New York
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	12.5%
New York	12.2%
Others, representing less than 10% individually	76.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 34.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 14.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $13,378,303 or 2.0% of the Fund’s net assets.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security is in default and is making only partial interest payments.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default with respect to scheduled principal payments.
(6)	Defaulted bond.
(7)	Variable rate demand obligation. The stated interest rate represents the rate in effect at June 30, 2008.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/08	439 U.S. Treasury Note	Short	$(50,157,643)	$(50,011,705)	$145,938
9/08	783 U.S. Treasury Bond	Short	(88,583,648)	(90,509,906)	(1,926,258)
					$(1,780,320)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$678,418,146
Gross unrealized appreciation	$5,455,516
Gross unrealized depreciation	(17,105,299)
Net unrealized depreciation	$(11,649,783)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(1,780,320)
Level 2	Other Significant Observable Inputs	671,748,363	—
Level 3	Significant Unobservable Inputs	—	—
Total		$671,748,363	$(1,780,320)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Eaton Vance New Jersey Limited Maturity Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$421,155
		$421,155
Escrowed/Prerefunded — 11.0%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$396,406
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,729,337
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	321,060
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	627,936
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	790,230
1,050	Puerto Rico, Escrowed to Maturity, 0.00%, 7/1/08	1,049,926
		$4,914,895
General Obligations — 1.2%
$500	Jersey City School District, 6.25%, 10/1/10	$535,965
		$535,965
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$96,675
		$96,675
Hospital — 7.6%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$976,990
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	532,900
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	430,516
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	461,713
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	505,205
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	515,155
		$3,422,479
Housing — 1.1%
$500	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 5.10%, 10/1/23	$494,220
		$494,220
Industrial Development Revenue — 1.2%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$170,285
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	367,668
		$537,953
Insured-Education — 5.3%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	$475,104
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	985,960

1

900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	$916,794
		$2,377,858
Insured-Electric Utilities — 1.5%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$661,948
		$661,948
Insured-Escrowed/Prerefunded — 3.2%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12 (1)	$1,425,242
		$1,425,242
Insured-General Obligations — 25.7%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$354,565
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	811,177
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	806,926
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,086,680
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,485,158
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	763,077
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	883,922
875	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/21	902,895
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19 (2)	1,767,388
1,500	Newark, (FSA), 5.00%, 9/1/17	1,611,375
1,000	Puerto Rico, (AGC), 5.00%, 7/1/16	1,057,380
		$11,530,543
Insured-Lease Revenue/Certificates of Participation — 3.7%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,132,790
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	531,380
		$1,664,170
Insured-Transportation — 5.8%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$521,010
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,102,400
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	732,278
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	254,058
		$2,609,746
Insured-Water and Sewer — 10.6%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,154,840
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,062,490
1,270	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,379,804
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	398,834
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	379,375
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	363,498
		$4,738,841
Lease Revenue/Certificates of Participation — 5.1%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,183,072
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,107,640
		$2,290,712
Nursing Home — 1.2%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$511,000
		$511,000
Pooled Loans — 4.8%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,167,600
		$2,167,600
Senior Living/Life Care — 3.4%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18 (3)	$519,210
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	300,084

2

300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$291,141
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	394,196
		$1,504,631
Special Tax Revenue — 1.9%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$496,810
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	179,804
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	188,917
		$865,531
Transportation — 6.2%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,065,700
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,022,830
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	708,554
		$2,797,084
Total Tax-Exempt Investments — 101.6% (identified cost $45,015,607)		$45,568,248
Other Assets, Less Liabilities — (1.6)%		$(712,018)
Net Assets— 100.0%		$44,856,230

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 54.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 14.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(3)	When-issued security.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	67 U.S. Treasury Bond	Short	$(7,626,534)	$(7,744,781)	$(118,247)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,954,605
Gross unrealized appreciation	$1,121,211
Gross unrealized depreciation	(507,568)
Net unrealized appreciation	$613,643

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(118,247)
Level 2	Other Significant Observable Inputs	45,568,248	—
Level 3	Significant Unobservable Inputs	—	—
Total		$45,568,248	$(118,247)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Eaton Vance New York Limited Maturity Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$521,640
		$521,640
Education — 4.2%
$2,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20 (1)	$2,656,725
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	643,398
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	114,340
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	668,237
		$4,082,700
Electric Utilities — 2.6%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,501,150
		$2,501,150
Escrowed/Prerefunded — 4.2%
$1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	$1,073,900
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	74,476
475	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	512,031
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,255,363
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,111,280
		$4,027,050
General Obligations — 4.4%
$1,200	New York City, 5.00%, 3/1/19	$1,246,356
1,000	New York City, 5.00%, 6/1/22	1,027,020
1,000	New York City, Series F, 0.00%, 8/1/08	997,950
1,000	New York City, Series G, 0.00%, 8/1/08	997,950
		$4,269,276
Health Care-Miscellaneous — 0.9%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$99,237
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	193,350
175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	179,707
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	377,280
		$849,574
Hospital — 8.5%
$400	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$402,960
250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	250,947
390	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	400,140
595	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	616,831

1

$2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	$2,087,380
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,027,450
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	203,316
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	506,490
415	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	396,404
265	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	264,186
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,326,921
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	768,870
		$8,251,895
Housing — 3.3%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$991,880
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	1,965,540
250	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	251,458
		$3,208,878
Industrial Development Revenue — 7.3%
$1,000	Dutchess County Industrial Development Agency, (IBM Corporation), (AMT), Variable Rate, 5.45%, 12/1/29	$1,041,490
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,597,680
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,303,525
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	971,340
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	237,630
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	812,925
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,063,750
		$7,028,340
Insured-Education — 9.5%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,053,990
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,097,860
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,528,190
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,093,300
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,163,890
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,141,810
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,080,520
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,061,050
		$9,220,610
Insured-Electric Utilities — 5.7%
$2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$2,522,125
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	378,735
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,298,800
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,292,013
		$5,491,673
Insured-Escrowed/Prerefunded — 5.5%
$2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	$2,240,246
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,032,660
1,225	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	1,317,022
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	466,817
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	277,948
		$5,334,693
Insured-General Obligations — 7.9%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,141,485
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	521,995
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,156,610
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,963,488
1,000	Puerto Rico, (AGC), 5.00%, 7/1/16	1,057,380
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,736,561
		$7,577,519

2

Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,753,968
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	530,020
		$2,283,988
Insured-Lease Revenue/Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,052,400
		$1,052,400
Insured-Special Tax Revenue — 5.8%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,880,528
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (2)	2,222,600
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,540,500
		$5,643,628
Insured-Transportation — 6.7%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,093,920
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,081,390
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17	1,073,970
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,090,750
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,118,893
		$6,458,923
Lease Revenue/Certificates of Participation — 4.9%
$2,500	New York Urban Development Corp., 5.00%, 1/1/18	$2,657,400
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,015,190
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,075,850
		$4,748,440
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$747,908
		$747,908
Senior Living/Life Care — 0.4%
$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$395,752
		$395,752
Solid Waste — 2.8%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$746,250
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	1,974,780
		$2,721,030
Special Tax Revenue — 7.7%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,196,122
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	530,500
915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	925,678
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	485,702
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,058,320
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16 (3)	3,247,260
		$7,443,582
Transportation — 3.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,031,210
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,022,830
1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,048,820
		$3,102,860
Water and Sewer — 2.8%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,085,650
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,054,660
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	531,350
		$2,671,660

3

Total Tax-Exempt Investments — 103.1% (identified cost $99,644,627)	$99,635,169
Other Assets, Less Liabilities — (3.1)%	$(2,979,827)
Net Assets— 100.0%	$96,655,342

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 43.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 11.9% of total investments.

(1)	When-issued security.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation/ Depreciation
9/08	99 U.S. Treasury Bond	Short	$(11,200,922)	$(11,443,782)	$(242,860)
9/08	94 U.S. Treasury Note	Short	(10,739,906)	(10,708,657)	31,249
					$(211,611)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,677,440
Gross unrealized appreciation	$1,786,408
Gross unrealized depreciation	(1,828,679)
Net unrealized depreciation	$(42,271)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments,

interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(211,611)
Level 2	Other Significant Observable Inputs	99,635,169	—
Level 3	Significant Unobservable Inputs	—	—
Total		$99,635,169	$(211,611)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

5

Eaton Vance Ohio Limited Maturity Municipals Fund PORTFOLIO OF INVESTMENTS (Unaudited)	as of June 30, 2008

Tax-Exempt Investments — 98.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$95,444
		$95,444
Education — 5.4%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$523,450
500	Ohio State University General Receipts, 5.25%, 12/1/17	529,935
		$1,053,385
Escrowed/Prerefunded — 3.5%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$254,265
250	Parma Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	255,375
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	179,403
		$689,043
General Obligations — 4.7%
$100	Cuyahoga County Sewer Improvement District, 5.45%, 12/1/15	$104,869
500	Hamilton School District, 6.15%, 12/1/15	574,805
250	Ohio, 0.00%, 8/1/08	249,505
		$929,179
Health Care-Miscellaneous — 0.5%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$99,237
		$99,237
Hospital — 5.9%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$544,580
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	525,520
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	87,720
		$1,157,820
Housing — 1.1%
$220	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$224,299
		$224,299
Industrial Development Revenue — 7.0%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$510,665
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	92,609
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	511,480
310	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	263,810
		$1,378,564
Insured-Education — 3.9%
$750	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$761,722
		$761,722
Insured-Escrowed/Prerefunded — 6.8%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$314,004
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	374,104
600	Springfield City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	647,322
		$1,335,430

1

Insured-General Obligations — 23.1%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$209,630
250	Athens City School District, (FSA), 5.45%, 12/1/10	265,507
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	255,076
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	235,882
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	245,621
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	766,920
175	Scioto Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	154,366
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	663,325
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	540,340
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	696,163
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	512,100
		$4,544,930
Insured-Hospital — 2.7%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$530,770
		$530,770
Insured-Industrial Development Revenue — 2.7%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$536,355
		$536,355
Insured-Lease Revenue/Certificates of Participation — 2.7%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$536,510
		$536,510
Insured-Other Revenue — 2.8%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$547,860
		$547,860
Insured-Special Tax Revenue — 1.3%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$256,750
		$256,750
Insured-Transportation — 5.5%
$250	Cleveland Airport System, (FSA), 5.00%, 1/1/23	$256,265
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	823,140
		$1,079,405
Insured-Water and Sewer — 2.5%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$501,714
		$501,714
Lease Revenue/Certificates of Participation — 1.0%
$190	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$192,466
		$192,466
Other Revenue — 2.9%
$315	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$285,768
300	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	284,700
		$570,468
Pooled Loans — 5.5%
$240	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$226,150
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	296,658
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	255,105
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	297,330
		$1,075,243
Special Tax Revenue — 1.3%
$250	Mahoning County, (Sales Tax), 5.00%, 12/1/10	$255,760
		$255,760
Water and Sewer — 4.8%
$400	Cincinnati Water System, 4.50%, 12/1/21	$405,616
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	539,390
		$945,006
Total Tax-Exempt Investments — 98.1% (identified cost $18,832,940)		$19,297,360
Other Assets, Less Liabilities — 1.9%		$372,707
Net Assets— 100.0%		$19,670,067

2

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 55.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 18.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/08	14 U.S. Treasury Bond	Short	$(1,583,996)	$(1,618,313)	$(34,317)
9/08	25 U.S. Treasury Note	Short	(2,856,357)	(2,848,047)	8,310
					$(26,007)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,832,801
Gross unrealized appreciation	$641,520
Gross unrealized depreciation	(176,961)
Net unrealized appreciation	$464,559

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(26,007)
Level 2	Other Significant Observable Inputs	19,297,360	—
Level 3	Significant Unobservable Inputs	—	—
Total		$19,297,360	$(26,007)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

3

Eaton Vance Pennsylvania Limited Maturity Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$310	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$315,375
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	330,757
		$646,132
Education — 3.9%
$2,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,121,539
		$2,121,539
Electric Utilities — 1.6%
$500	Delaware County Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	$494,105
400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	390,580
		$884,685
Escrowed/Prerefunded — 2.5%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$274,862
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	540,690
520	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	536,578
		$1,352,130
General Obligations — 1.9%
$1,000	Delaware County, 5.00%, 10/1/21	$1,040,630
		$1,040,630
Health Care-Miscellaneous — 0.4%
$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$193,350
		$193,350
Hospital — 6.6%
$500	Allegheny County, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$516,675
500	Allegheny County, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	516,765
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200,816
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	988,420
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	535,015
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	822,824
		$3,580,515
Housing — 2.4%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,286,633
		$1,286,633
Industrial Development Revenue — 3.4%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$678,069
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	406,462
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	755,820
		$1,840,351

1

Insured-Cogeneration — 2.2%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,215,929
		$1,215,929
Insured-Education — 5.8%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,059,020
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,124,299
		$3,183,319
Insured-Electric Utilities — 2.9%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,567,590
		$1,567,590
Insured-Escrowed/Prerefunded — 20.3%
$1,000	Council Rock School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,060,410
1,000	Ephrata Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	1,067,290
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	531,135
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,067,020
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,085,320
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,076,190
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,069,040
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,058,290
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,052,250
		$11,066,945
Insured-General Obligations — 20.7%
$1,280	Allegheny County, (FSA), 5.00%, 11/1/27	$1,316,467
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16 (1)	732,482
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,277,312
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,387,592
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,203,565
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,034,930
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,203,500
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	869,030
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,280,088
		$11,304,966
Insured-Hospital — 1.0%
$500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$533,070
		$533,070
Insured-Other Revenue — 2.7%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), 5.00%, 12/1/22	$1,463,820
		$1,463,820
Insured-Special Tax Revenue — 0.6%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$352,811
		$352,811
Insured-Transportation — 9.8%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,022,350
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	609,600
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,183,220
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,004,130
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	512,190
		$5,331,490
Insured-Water and Sewer — 4.5%
$250	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/19	$257,865
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,192,860
		$2,450,725

2

Senior Living/Life Care — 1.4%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27 (2)	$251,129
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	337,670
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	190,435
		$779,234
Transportation — 0.2%
$85	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$85,506
		$85,506
Total Tax-Exempt Investments — 96.0% (identified cost $51,565,873)		$52,281,370
Other Assets, Less Liabilities — 4.0%		$2,206,216
Net Assets— 100.0%		$54,487,586

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 73.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.9% to 24.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/08	49 U.S. Treasury Bond	Short	$(5,524,318)	$(5,664,094)	$(139,776)
9/08	40 U.S. Treasury Note	Short	$(4,570,172)	$(4,556,875)	13,297
					$(126,479)

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,529,147
Gross unrealized appreciation	$1,536,864
Gross unrealized depreciation	(784,641)
Net unrealized appreciation	$752,223

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(126,479)
Level 2	Other Significant Observable Inputs	52,281,370	—
Level 3	Significant Unobservable Inputs	—	—
Total		$52,281,370	$(126,479)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 21, 2008